Supplemental Condensed Consolidating Financial Information	6 Months Ended
Jun. 30, 2013
Condensed Financial Information [Abstract]
Condensed Consolidating Statement Of Income [Text Block]
Condensed consolidating statements of income
FOR THE SIX MONTHS ENDED JUNE 30, 2013
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	940	-	1,863	(66)	2,737

Product sales	869	-	1,836	-	2,705
Interest, dividends and other	71	-	27	(66)	32

Costs and expenses	775	83	3,739	28	4,625

Production costs	494	-	1,131	-	1,625
Exploration costs	4	2	148	-	154
Related party transactions	(10)	-	-	-	(10)
General and administrative expenses/(recoveries)	120	5	43	(38)	130
Royalties paid	8	-	59	-	67
Market development costs	1	-	2	-	3
Depreciation, depletion and amortization	137	-	268	-	405
Impairment of assets	-	-	2,134	-	2,134
Interest expense	7	54	64	-	125
Accretion expense	6	-	15	-	21
Employment severance costs	9	-	3	-	12
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(1)	22	214	66	301
Non-hedge derivative gain and movement on bonds	-	-	(342)	-	(342)

Income/(loss) before income tax provision	165	(83)	(1,876)	(94)	(1,888)
Taxation (expense)/benefit	(47)	(3)	253	-	203
Equity loss in associates	(187)	(7)	-	-	(194)
Equity (loss)/income in subsidiaries	(1,790)	(1,401)	-	3,191	-
(Loss)/income	(1,859)	(1,494)	(1,623)	3,097	(1,879)
Preferred stock dividends	(14)	-	(14)	28	-
(Loss)/income	(1,873)	(1,494)	(1,637)	3,125	(1,879)
Less: Net income attributable to noncontrolling interests	-	-	6	-	6

Net (loss)/income - attributable to AngloGold Ashanti	(1,873)	(1,494)	(1,631)	3,125	(1,873)

Comprehensive income	(2,231)	(1,535)	(1,679)	3,208	(2,237)
Comprehensive income attributable to noncontrolling interests	-	-	6	-	6
Comprehensive income attributable to AngloGold Ashanti	(2,231)	(1,535)	(1,673)	3,208	(2,231)

Condensed consolidating statements of income
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	1,135	-	2,316	(90)	3,361

Product sales	1,063	-	2,262	-	3,325
Interest, dividends and other	72	-	54	(90)	36

Costs and expenses	854	17	1,354	2	2,227

Production costs	542	-	1,001	-	1,543
Exploration costs	12	5	146	-	163
Related party transactions	(9)	-	-	-	(9)
General and administrative expenses/(recoveries)	112	(2)	33	(3)	140
Royalties paid	22	-	71	-	93
Market development costs	2	-	2	-	4
Depreciation, depletion and amortization	157	-	228	-	385
Impairment of assets	-	-	1	-	1
Interest expense	2	34	54	-	90
Accretion expense	6	-	10	-	16
Employment severance costs	4	-	2	-	6
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	4	(20)	(14)	5	(25)
Non-hedge derivative gain and movement on bonds	-	-	(180)	-	(180)

Income/(loss) before income tax provision	281	(17)	962	(92)	1,134
Taxation expense	(84)	(2)	(353)	-	(439)
Equity income in associates	15	4	-	-	19
Equity income/(loss) in subsidiaries	518	331	-	(849)	-
Income/(loss)	730	316	609	(941)	714
Preferred stock dividends	(29)	-	(29)	58	-
Net income/(loss)	701	316	580	(883)	714
Less: Net income attributable to noncontrolling interests	-	-	(13)	-	(13)

Net income/(loss) - attributable to AngloGold Ashanti	701	316	567	(883)	701

Comprehensive income	658	313	561	(863)	669
Comprehensive income attributable to noncontrolling interests	-	-	(11)	-	(11)
Comprehensive income attributable to AngloGold Ashanti	658	313	550	(863)	658

Supplemental Balance Sheet Disclosures [Text Block]
Condensed consolidating balance sheets
AT JUNE 30, 2013
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,461	3,101	3,655	(6,020)	2,197
Cash and cash equivalents	28	167	220	-	415
Restricted cash	1	-	33	-	34
Receivables, inter-group balances and other current assets	1,432	2,934	3,402	(6,020)	1,748
Property, plant and equipment, net	1,820	-	3,700	-	5,520
Acquired properties, net	117	-	19	-	136
Goodwill	-	-	149	(3)	146
Other intangibles, net	50	-	70	-	120
Other long-term inventory	-	-	118	-	118
Materials on the leach pad	-	-	486	-	486
Other long-term assets and deferred taxation assets	2,802	3,216	1,183	(5,746)	1,455

Total assets	6,250	6,317	9,380	(11,769)	10,178

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,864	1,616	5,145	(6,312)	2,313
Other non-current liabilities	46	-	268	(14)	300
Long-term debt	26	1,739	468	-	2,233
Deferred taxation liabilities	478	-	388	1	867
Provision for environmental rehabilitation	125	-	595	-	720
Other accrued liabilities	-	-	28	-	28
Provision for pension and other post-retirement medical benefits	140	-	13	-	153
Commitments and contingencies	-	-	-	-	-
Equity	3,571	2,962	2,475	(5,444)	3,564
Stock issued	13	5,091	935	(6,026)	13
Additional paid in capital	8,824	606	221	(827)	8,824
Accumulated (deficit)/profit	(4,016)	(2,735)	(3,178)	5,913	(4,016)
Accumulated other comprehensive income and reserves	(1,250)	-	4,504	(4,504)	(1,250)
Total AngloGold Ashanti stockholders' equity	3,571	2,962	2,482	(5,444)	3,571
Noncontrolling interests	-	-	(7)	-	(7)

Total liabilities and equity	6,250	6,317	9,380	(11,769)	10,178

Condensed consolidating balance sheets
AT DECEMBER 31, 2012
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,178	3,128	3,764	(5,280)	2,790
Cash and cash equivalents	98	537	257	-	892
Restricted cash	1	-	34	-	35
Receivables, inter-group balances and other current assets	1,079	2,591	3,473	(5,280)	1,863
Property, plant and equipment, net	2,046	-	5,189	-	7,235
Acquired properties, net	141	-	607	-	748
Goodwill	-	-	209	(16)	193
Other intangibles, net	53	-	59	-	112
Other long-term inventory	-	-	180	-	180
Materials on the leach pad	-	-	445	-	445
Other long-term assets and deferred taxation assets	4,875	4,506	1,098	(9,080)	1,399

Total assets	8,293	7,634	11,551	(14,376)	13,102

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,510	1,614	4,586	(5,751)	1,959
Other non-current liabilities	53	-	342	(16)	379
Long-term debt	31	1,739	980	-	2,750
Derivatives	-	-	10	-	10
Deferred taxation liabilities	520	-	635	2	1,157
Provision for environmental rehabilitation	157	-	601	-	758
Other accrued liabilities	-	-	32	-	32
Provision for pension and other post-retirement medical benefits	196	-	13	-	209
Commitments and contingencies	-	-	-	-	-
Equity	5,826	4,281	4,352	(8,611)	5,848
Stock issued	13	5,059	937	(5,996)	13
Additional paid in capital	8,808	540	231	(771)	8,808
Accumulated (deficit)/profit	(2,103)	(1,318)	(1,164)	2,482	(2,103)
Accumulated other comprehensive income and reserves	(892)	-	4,327	(4,327)	(892)
Total AngloGold Ashanti stockholders' equity	5,826	4,281	4,331	(8,612)	5,826
Noncontrolling interests	-	-	21	1	22

Total liabilities and equity	8,293	7,634	11,551	(14,376)	13,102

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Condensed consolidating statements of cash flows
FOR THE SIX MONTHS ENDED JUNE 30, 2013
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	107	(403)	655	(28)	331
Net (loss)/income	(1,873)	(1,494)	(1,637)	3,125	(1,879)
Reconciled to net cash provided by/(used) in operations:
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(3)	22	222	66	307
Depreciation, depletion and amortization	137	-	268	-	405
Impairment of assets	-	-	2,134	-	2,134
Deferred taxation	37	-	(290)	-	(253)
Other non cash items	1,653	1,432	18	(3,219)	(116)
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	(39)	-	8	-	(31)

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	301	(364)	63	-	-
Receivables	(3)	-	13	-	10
Inventories	15	-	(102)	-	(87)
Accounts payable and other current liabilities	(118)	1	(42)	-	(159)

Net cash used in investing activities	(213)	(238)	(604)	-	(1,055)
Increase in non-current investments	-	(238)	(92)	-	(330)
Net associates and equity accounted joint ventures loans advanced	-	-	(21)	-	(21)
Additions to property, plant and equipment	(208)	-	(515)	-	(723)
Interest capitalized and paid	-	-	(7)	-	(7)
Expenditure on intangible assets	(12)	-	(21)	-	(33)
Proceeds on sale of mining assets	-	-	7	-	7
Proceeds on sale of investments	-	-	49	-	49
Proceeds on disposal of subsidiary	1	-	-	-	1
Proceeds on disposal of associates and equity accounted joint ventures	6	-	-	-	6
Change in restricted cash	-	-	(4)	-	(4)

Net cash generated/(used) by financing activities	46	271	(105)	28	240
Repayments of debt	(160)	-	(8)	-	(168)
Issuance of stock	26	98	(124)	-	-
Proceeds from debt	234	-	232	-	466
Debt issue costs	-	(5)	-	-	(5)
Dividends (paid)/received	(54)	178	(205)	28	(53)

Net decrease in cash and cash equivalents	(60)	(370)	(54)	-	(484)
Effect of exchange rate changes on cash	(10)	-	(14)	-	(24)
Cash and cash equivalents – January 1,	98	537	257	-	892
Cash and cash equivalents – June 30,(1)	28	167	189	-	384

(1)Cash and cash equivalents at June 30, 2013 are net of a bank overdraft of $31 million.

Condensed consolidating statements of cash flows
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	544	(477)	982	(58)	991
Net income/(loss)	701	316	580	(883)	714
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	7	(20)	11	5	3
Depreciation, depletion and amortization	157	-	228	-	385
Impairment of assets	-	-	1	-	1
Deferred taxation	13	-	122	-	135
Other non cash items	(740)	(333)	139	820	(114)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	1	-	15	-	16

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	394	(441)	47	-	-
Receivables	(29)	-	(65)	-	(94)
Inventories	(15)	-	(97)	-	(112)
Accounts payable and other current liabilities	55	1	1	-	57

Net cash used in investing activities	(246)	(83)	(545)	-	(874)
Increase in non-current investments	-	(103)	(70)	-	(173)
Net associates and equity accounted joint ventures loans advanced	-	-	(62)	-	(62)
Additions to property, plant and equipment	(227)	-	(459)	-	(686)
Interest capitalized and paid	-	-	(4)	-	(4)
Expenditure on intangible assets	(19)	-	(9)	-	(28)
Proceeds on sale of mining assets	-	-	2	-	2
Proceeds on sale of investments	-	-	55	-	55
Proceeds on disposal of associates and equity accounted joint ventures	-	20	-	-	20
Change in restricted cash	-	-	2	-	2

Net cash (used)/generated by financing activities	(175)	208	(339)	58	(248)
Repayments of debt	-	-	(8)	-	(8)
Issuance of stock	1	(115)	115	-	1
Proceeds from debt	-	100	50	-	150
Debt issue costs	-	-	(8)	-	(8)
Acquisition of noncontrolling interest	-	-	(220)	-	(220)
Dividends (paid)/received	(176)	223	(268)	58	(163)

Net increase/(decrease) in cash and cash equivalents	123	(352)	98	-	(131)
Effect of exchange rate changes on cash	10	-	(4)	-	6
Cash and cash equivalents – January 1,	388	458	266	-	1,112
Cash and cash equivalents – June 30,	521	106	360	-	987